Defined benefit scheme (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Schedule of Principal Assumptions Used for Purposes of Actuarial Valuations
	Valuation at
	2 0 2 4	2 0 2 3
	%	%

Discount rate	5.44	5.42
Expected return on the plan assets	5.44	5.42
Rate of increase in compensation	5	5

Expected rate of termination:
0-1 years	35	35
1-2 years	35	30
2-3 years	25	25
3-4 years	15	15
4-5 years	15	15
5 years and more	7.5	7.5

Schedule of Present Value of Defined Benefit Obligation in Current Period
	December 31,
	2 0 2 4	2 0 2 3	2 0 2 4
	NIS	NIS	US Dollars

Opening defined benefit obligation	5,944	5,481	1,630
Current service cost	489	474	134
Interest cost	327	269	90
Actuarial losses/(gains) arising from changes in financial assumptions	(7)	194	(2)
Actuarial losses/(gains) arising from changes in demographic assumptions	(72)	-	(20)
Actuarial losses arising from experience adjustments	283	24	78
Benefits paid	(171)	(498)	(47)
Closing defined benefit obligation	6,793	5,944	1,863

Schedule of Defined Benefit Assets in Current Period
	December 31,
	2 0 2 4	2 0 2 3	2 0 2 4
	NIS	NIS	US Dollars

Opening defined benefit assets	4,937	4,653	1,354
Employer contribution	324	328	89
Expected return on the plan assets	275	233	75
Changes in financial assumptions	307	172	84
Interest losses on severance payment allocated to remuneration benefits	(29)	(39)	(8)
Benefits paid	(72)	(410)	(20)
Closing defined benefit assets	5,742	4,937	1,574

Schedule of Assets and Liabilities Recognized in Balance Sheets
	December 31,
	2 0 2 4	2 0 2 3	2 0 2 4
	NIS	NIS	US Dollars

Present value of funded liability	6,793	5,944	1,863
Fair value of unrecognized asset	51	48	14
Fair value of plan assets - accumulated deposit in executive insurance	(5,742)	(4,937)	(1,574)
Net liability deriving from defined benefit obligation	1,102	1,055	302